Members' Equity and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Distributions to Members
Summary of the Company's preferred members' interest account activity

Balance
Balance as of December 31, 2009	$36,218
Preferred interest accretion	7,068
Distributions	(6,475)

Balance as of December 31, 2010	36,811
Preferred interest accretion	4,058
Distributions	(7,144)

Balance as of December 31, 2011	33,725
Distributions	(9,000)
Exchanged(1)	(24,725)

Balance as of December 31, 2012	$—

(1)
Balance exchanged from redeemable preferred members' interest to stockholders' equity upon consummation of the Reorganization